Victory Integrity Small-Cap Value Fund Expense Example - Victory Integrity Small-Cap Value Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 710
Expense Example, with Redemption, 3 Years	996
Expense Example, with Redemption, 5 Years	1,302
Expense Example, with Redemption, 10 Years	2,169
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	338
Expense Example, with Redemption, 3 Years	818
Expense Example, with Redemption, 5 Years	1,423
Expense Example, with Redemption, 10 Years	2,734
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	589
Expense Example, with Redemption, 5 Years	1,025
Expense Example, with Redemption, 10 Years	2,239
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	$ 1,283